Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Initial Class, Service Class and Service Class 2
April 30, 2021
Summary Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading "Portfolio Manager(s)".

Benjamin Harrison (co-manager) has managed the fund since January 2022.

VHI-SUM-21-01 1.9892700.101	December 17, 2021

Supplement to the
Fidelity® Variable Insurance Products
High Income Portfolio Investor Class
April 30, 2021
Summary Prospectus

Effective January 3, 2022 the following information supplements similar information found in the “Fund Summary” section under the heading “Portfolio Manager(s)”.

Benjamin Harrison (co-manager) has managed the fund since January 2022.

VIPHI-INV-SUM-21-01 1.9892701.101	December 17, 2021